Financial assets at fair value through other comprehensive income - Summary of Equity Instruments (Details) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	$ 4,502,573	$ 4,322,577
Compensadora Electrónica S.A.
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	2,436,994	1,941,974
Mercado Abierto Electrónico S.A.
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	1,011,785	1,114,544
Banco Latinoamericano de Exportaciones S.A.
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	735,975	880,780
Seguro de Depósitos S.A.
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	268,270	314,132
Others
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	49,549	71,147
TOTAL
Disclosure of investments in equity instruments 1 [Line Items]
Equity instruments	$ 4,502,573	$ 4,322,577